UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-22440

Date of Notification: September 24, 2015

2. Exact name of Investment Company as specified in registration statement:

Alternative Strategies Fund

3. Address of principal executive office: (number, street, city, state, zip code)

Alternative Strategies Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2,

Omaha, NE 68130

4. Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By: /s/ Andrew Rogers

President

INSTRUCTIONS

1. This Form must be completed by registered closed-end investment companies or business development companies that make repurchase offers pursuant to Rule 23c-3. The Form shall be attached to a notification to shareholders under paragraph (b)(4) of Rule 23c-3.

2. Submissions using this Form shall be filed in triplicate with the Commission within three business days after a notification is sent to shareholders. One copy shall be manually signed; the other copies may have facsimile or typed signatures.

SEC'S COLLECTION OF INFORMATION

An agency may not conduct or sponsor, and a person is not required to respond to. a collection of information unless it displays a currently valid control number. Filing of this Form is mandatory. The principal purpose of this collection of information is to ensure that investment companies provide basic information necessary for the Commission to process filed notifications to shareholders and to monitor companies' use of repurchase offers. Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate of this Form and any suggestions for reducing this burden. This collection of information has been reviewed by the Office of Management and Budget in accordance with the clearance requirements of 44 U.S.C. §3507. The responses to the collection of information will not be kept confidential.

ALTERNATIVE STRATEGIES FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

[IF YOU OWN THESE SHARES THROUGH A BROKER, CONTACT YOUR BROKER]

If you do not wish to sell shares at this time, please disregard this Notice.

September 24, 2015

Dear Alternative Strategies Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for the Alternative Strategies Fund (the "Fund"). The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer. The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity.

The repurchase offer period will begin on September 24, 2015 and end on October 26, 2015. If you wish to redeem shares, please contact your financial consultant.

Shareholders of the Fund’s Class C shares who tender for repurchase Class C shares during the first year following such shareholder’s initial purchase will be subject to an early withdrawal charge of 1.00% of the value of the Class C shares repurchased by the Fund, payable to the Fund’s distributor. Please refer to the attached Repurchase Offer for more information.

All Redemption Requests must be submitted and received by Alternative Strategies Fund by 4:00 p.m., Eastern time, on Monday, October 26, 2015 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

Alternative Strategies Fund

Stephanie Shearer

Secretary

ALTERNATIVE STRATEGIES FUND

If you do not wish to sell shares at this time, please disregard this Notice.

NOTICE OF QUARTERLY REPURCHASE OFFER

September 24, 2015

Dear Alternative Strategies Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for the Alternative Strategies Fund (the "Fund"). The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer. The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity. If you own these shares through a Broker/Dealer or Advisor, please contact your Financial Consultant.

The repurchase offer period will begin on September 24, 2015 and end on October 26, 2015. If you wish to redeem shares, please complete the attached Redemption Request Form.

Shareholders of the Fund’s Class C shares who tender for repurchase Class C shares during the first year following such shareholder’s initial purchase will be subject to an early withdrawal charge of 1.00% of the value of the Class C shares repurchased by the Fund, payable to the Fund’s distributor. Please refer to the attached Repurchase Offer for more information.

All Redemption Request Forms must be completed in proper form and received by Alternative Strategies Fund by 4:00 p.m., Eastern time, on Monday, October 26, 2015 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

Alternative Strategies Fund

Stephanie Shearer

Secretary

ALTERNATIVE STRATEGIES FUND

REPURCHASE OFFER

1. The Offer. Alternative Strategies Fund ("Fund") is offering to repurchase, for cash, up to six percent (6%) of its issued and outstanding shares at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2. Net Asset Value. On September 17, 2015 NAV of the Class A shares (LTAFX) was $8.17 per share, and the NAV of the Class C shares (LTCFX) was $8.12 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV of each share class can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Redemption Request Form. The current NAV of each shares class may be obtained by calling 1-877-803-6583 and asking for the most recent price. Shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Redemption Request Forms must be received in proper form by 4:00 p.m., Eastern time, on October 26, 2015.

4. Repurchase Pricing Date. The NAV of each shares class used to calculate the repurchase price will be determined on October 26, 2015. This may be higher or lower than the NAV on the date on which you return your Redemption Request Form.

5. Payment for Shares Repurchased. The Fund expects to make payments for all shares repurchased the day following the Repurchase Pricing Date. In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased: Pro Rata Purchase. If shareholders tender for repurchase more than six percent (6%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) or if more than eight percent (8%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, you may not be able to tender all shares that you wish to tender and may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly redemption offers.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern time, on October 26, 2015.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Directors, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
•	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;
•	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV; and
•	For any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

9. Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10. Early Withdrawal Charge on Class C Shares. Shareholders of the Fund’s Class C shares who tender for repurchase Class C shares during the first year following such shareholder’s initial purchase will be subject to a fee of 1.00% of the value of the Class C shares repurchased by the Fund, payable to the Fund’s distributor (an “Early Withdrawal Charge”). Northern Lights Distributors, LLC, the Fund’s distributor, may waive the imposition of the Early Withdrawal Charge in the following situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the Early Withdrawal Charge will be waived at any time in the future or that such early withdrawal charge will be waived for any other shareholder. Class A shares are not be subject to an Early Withdrawal Charge.

11. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Investment Manager, the Transfer Agent., the Fund's distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Manager, nor the Fund's distributor is or will be obligated to insure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Directors makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial consultant.

ALTERNATIVE STRATEGIES FUND

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, OCTOBER 26, 2015.

Alternative Strategies Fund

c/o Gemini Fund Services, LLC

P.O. Box 541150

Omaha, NE 68154-1150

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to six percent (6%) of the Fund's outstanding shares and, that, if the offer is over subscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

For Class C Shareholders Only - I understand that tendering Class C shares for repurchase within one year (365 days) of the purchase date of such Class C shares will be subject to a 1.00% early withdrawal charge, payable to the Fund’s distributor.

Name(s) of Registered Shareholders:

_________________________________             Account Number: _______________________________

_________________________________             Day Time Telephone Number: ______________________

Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

Class of Shares to be tendered: Class A Shares (LTAFX): _____ Class C Shares (LTCFX): _____

(if tendering more than one share class, please submit a separate form for each share class)

_____ Full Tender:                                      Please tender all shares in my account.

_____ Partial Tender:                                  Please tender ___________shares from my account.

_____ Dollar Amount:                                Please tender enough shares to net $____________.

RETIREMENT ACCOUNTS ONLY - Withholding Notice and Election Form W-4P/OMB No. 1545-0074 Department of Treasury, Internal Revenue Service

If no withholding election is indicated below, IRS regulations require that 10% Federal income tax withholding be taken from your distributions. We encourage you to consult your accountant or tax advisor regarding your IRA distributions. Even if you elect not to have Federal income tax withheld, you are liable for payment of Federal income tax on the taxable portion of your distribution. You may be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholdings are not adequate.

_____Federal Income Tax Withholding is to be withheld at ____% (If a percentage is not specified, 10% will automatically be withheld)

_____ I elect NOT to have Federal Income Tax Withheld

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions: _____________________________________________

          _____________________________________________

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered accounts owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at 1-877-803-6583 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature: ____________________________            Date: _____________________

   ____________________________           _____________________

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other "eligible guarantor institution" as that term is defined in Rule 17 Ad-15(a)(2) of the Securities Exchange Act of 1934.

Signature Guaranteed By: ___________________________